Changes in liabilities from financing activities - Reconciliation of Liabilities Arising from Financing Activities (Detail) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	$ 9,735,691	$ 9,790,610	$ 10,612,745
Effects on initial application of IFRS 16		884,275
Adjusted balance at January 1, 2019		10,674,885
Changes in cash flow from financing activities	(1,411,210)	(804,608)	(859,382)
Adjustment to right-of-use assets	249,030	(148,512)
Reclassification to payable on equipment from lease liabilities		(9,000)
Reclassification	20,000
Amortization of loan fees	7,581	8,577	37,247
Amortization Of Interest Expense	24,638	14,349
Ending balance	8,625,730	9,735,691	9,790,610
Long-term bank loans (include the current portion) [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	9,041,645	9,789,518	9,642,021
Adjusted balance at January 1, 2019		9,789,518
Changes in cash flow from financing activities	(1,326,857)	(756,450)	110,250
Amortization of loan fees	7,581	8,577	37,247
Amortization Of Interest Expense	11,196
Ending balance	7,733,565	9,041,645	9,789,518
Short-term bank loans [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance			969,353
Changes in cash flow from financing activities			(969,353)
Guarantee deposits [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	1,095	1,092	1,371
Adjusted balance at January 1, 2019		1,092
Changes in cash flow from financing activities	575	3	(279)
Reclassification	20,000
Ending balance	21,670	1,095	$ 1,092
Lease liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	692,951
Effects on initial application of IFRS 16		884,275
Adjusted balance at January 1, 2019		884,275
Changes in cash flow from financing activities	(84,928)	(48,161)
Adjustment to right-of-use assets	249,030	(148,512)
Reclassification to payable on equipment from lease liabilities		(9,000)
Amortization Of Interest Expense	13,442	14,349
Ending balance	$ 870,495	$ 692,951